LEASES	12 Months Ended
Dec. 31, 2025
Presentation of leases for lessee [abstract]
LEASES	LEASES
Carrying amounts of the right-of-use assets including the movements during the period from January 1 to December 31, 2025:

In millions	Land	Buildings	Machinery and equipment	Right-of-use assets
Initial cost at January 1, 2025	$0.3	$804.3	$60.1	$864.7
Additions	—	330.4	11.8	342.2
Modifications	—	28.7	(2.1)	26.6
Termination	—	(73.3)	(6.1)	(79.4)
Translation differences	0.0	44.1	6.9	51.0
Balance at December 31, 2025	$0.3	$1,134.2	$70.6	$1,205.1
Accumulated depreciation at January 1, 2025	0.1	295.8	44.5	340.4
Depreciation during the period	0.0	159.1	9.3	168.4
Modifications	—	(9.5)	(2.7)	(12.2)
Termination	—	(73.3)	(5.7)	(79.0)
Translation differences	0.0	18.4	5.7	24.1
Balance at December 31, 2025	0.1	390.5	51.1	441.7

Total Balance at December 31, 2025	$0.2	$743.7	$19.5	$763.4

Carrying amounts of the right-of-use assets including the movements during the period from January 1 to December 31, 2024:

In millions	Land	Buildings	Machinery and equipment	Right-of-use assets
Initial cost at January 1, 2024	$0.2	$538.9	$55.0	$594.1
Additions	0.1	279.7	8.6	288.4
Modifications and terminations	—	22.9	0.4	23.3
Disposal of subsidiary	—	(5.7)	—	(5.7)
Translation differences	0.0	(31.5)	(3.9)	(35.4)
Balance at December 31, 2024	$0.3	$804.3	$60.1	$864.7
Accumulated depreciation at January 1, 2024	0.0	236.6	40.4	277.0
Depreciation during the period	0.1	115.3	9.3	124.7
Modifications and terminations	—	(39.3)	(2.2)	(41.5)
Disposal of subsidiary	—	(3.9)	—	(3.9)
Translation differences	0.0	(12.9)	(3.0)	(15.9)
Balance at December 31, 2024	0.1	295.8	44.5	340.4

Total Balance at December 31, 2024	$0.2	$508.5	$15.6	$524.3
Carrying amounts of the lease liabilities including movements during the period from January 1, 2023 to December 31, 2025:

In millions	2025	2024
Balance at January 1,	$555.9	$339.8
Additions and modifications	407.7	320.4
Disposal of subsidiary	—	(2.0)
Interest expense	33.1	22.4
Payments	(178.7)	(124.7)
Balance at December 31,	$818.0	$555.9
Maturities of lease liabilities are summarized as follows:

In millions	December 31, 2025
2026	$198.8
2027	166.7
2028	137.9
2029	111.5
2030	82.3
Thereafter	280.4
Total lease payments	977.6
Less: present value adjustment	(159.6)
Present value of lease liabilities	$818.0
Lease expenses not included in the measurement of lease liabilities and recognized in selling, general, and administrative expense in the consolidated statement of income and loss and other comprehensive income and loss were $177.3 million for the year ended December 31, 2025, and were immaterial for the years ended December 31, 2024 and 2023, respectively. These expenses primarily relate to turnover-based rent and leases of short-term and low-value assets.
The weighted-average nominal interest rate for lease liabilities was 4.9% in 2025 and 5.6% in 2024.
The Company’s contractual lease commitments were $35.2 million and $15.6 million as of December 31, 2025 and 2024, respectively.